Mineral Licenses, Net - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
License expiration date	Up to 2037
Leases expiration period	2014 to 2018
Minimum [Member]
Royalties percentage	3.00%
Maximum [Member]
Royalties percentage	8.50%
Majority of Licenses [Member]
License expiration date	Between 2014 and 2024
Elga coal deposit [Member]
License expiration date	2020
Aug 1, 2018 [Member]
Reach annual coal production capacity	9,000,000
Dec 31, 2021 [Member]
Reach annual coal production capacity	18,000,000
Dec 31, 2017 [Member]
Commission coal washing plant with annual capacity	9,000,000